Financial Risks - Schedule of Credit Risk Concentration - Credit Rating (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Government bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		€ 166	€ 5,980
Government bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		6,444	1,243
Government bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		723	753
Government bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		354	538
Government bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		205	206
Government bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		69	65
Government bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		9	4
Government bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		7,969	8,790	[1],[2]
Corporate bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		503	724
Corporate bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		2,262	2,484
Corporate bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		16,352	16,180
Corporate bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		17,408	19,312
Corporate bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		838	1,204
Corporate bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		496	519
Corporate bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		245	207
Corporate bonds [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		2	15
Corporate bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		38,106	40,645	[1],[2]
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		2,462	2,997
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		1,160	815
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		2,101	1,960
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		404	306
RMBs CMBSs ABSs [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		78	102
RMBs CMBSs ABSs [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		30	23
RMBs CMBSs ABSs [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		618	694
RMBs CMBSs ABSs [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		6,853	6,897	[1],[2]
Other credit grades [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		3,915	2,780
Other credit grades [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0
Other credit grades [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0
Other credit grades [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0
Other credit grades [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0
Other credit grades [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0
Other credit grades [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0
Other credit grades [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		144	152
Other credit grades [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		4,059	2,933	[1],[2]
Debt securities and money market investments [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	7,046	12,482
Debt securities and money market investments [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	9,866	4,541
Debt securities and money market investments [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	19,176	18,894
Debt securities and money market investments [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	18,165	20,156
Debt securities and money market investments [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	1,121	1,513
Debt securities and money market investments [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	596	607
Debt securities and money market investments [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	872	905
Debt securities and money market investments [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	147	167
Debt securities and money market investments [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	[2]	€ 56,988	€ 59,265	[1]

[1]	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
[2]	Includes investments of Holding and other activities.